Interest Expense and Amortized Debt Issuance Costs - Summary of Interest Expense and Amortized Debt Issuance Costs (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Expense And Amortized Debt Issuance Costs [Abstract]
Interest expense	$ 5,743,000	$ 4,785,000	$ 9,693,000	$ 10,672,000	$ 18,722,278	$ 20,090,522	$ 9,832,520
Amortized debt issuance costs	642,000	457,000	1,163,000	977,000	1,944,669	1,785,242	504,092
Interest expense and amortized debt issuance costs	$ 6,385,000	$ 5,242,000	$ 10,856,000	$ 11,649,000	$ 20,666,947	$ 21,875,764	$ 10,336,612